Income Taxes (Details) - A reconciliation of the provision for income taxes (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
A reconciliation of the provision for income taxes [Abstract]
Provision for income taxes at federal statutory rate					$ (2,787,359)	$ (4,460,063)
Federal research and development tax credits					(94,794)	(160,003)
Expenses not deductible, income not taxable					(473,203)	(2,705,607)
Foreign loss taxed at lower rates					164,828	232,280
Change in federal valuation allowance					3,169,075	7,120,640
Provision for income taxes	$ (1,051)	$ 12,812	$ 2,661	$ 26,887	$ (21,453)	$ 27,247